Expense Example	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 1 Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 3 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 5 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 10 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 1 Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 3 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 5 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Equity Fund Class A 1 Year	Prospectus #1 Calvert International Equity Fund Class A 3 Years	Prospectus #1 Calvert International Equity Fund Class A 5 Years	Prospectus #1 Calvert International Equity Fund Class A 10 Years	Prospectus #1 Calvert International Equity Fund Class C 1 Year	Prospectus #1 Calvert International Equity Fund Class C 3 Years	Prospectus #1 Calvert International Equity Fund Class C 5 Years	Prospectus #1 Calvert International Equity Fund Class C 10 Years	Prospectus #1 Calvert International Equity Fund Class I 1 Year	Prospectus #1 Calvert International Equity Fund Class I 3 Years	Prospectus #1 Calvert International Equity Fund Class I 5 Years	Prospectus #1 Calvert International Equity Fund Class I 10 Years	Prospectus #1 Calvert International Equity Fund Class R6 1 Year	Prospectus #1 Calvert International Equity Fund Class R6 3 Years	Prospectus #1 Calvert International Equity Fund Class R6 5 Years	Prospectus #1 Calvert International Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Opportunities Fund Class A 1 Year	Prospectus #1 Calvert International Opportunities Fund Class A 3 Years	Prospectus #1 Calvert International Opportunities Fund Class A 5 Years	Prospectus #1 Calvert International Opportunities Fund Class A 10 Years	Prospectus #1 Calvert International Opportunities Fund Class C 1 Year	Prospectus #1 Calvert International Opportunities Fund Class C 3 Years	Prospectus #1 Calvert International Opportunities Fund Class C 5 Years	Prospectus #1 Calvert International Opportunities Fund Class C 10 Years	Prospectus #1 Calvert International Opportunities Fund Class I 1 Year	Prospectus #1 Calvert International Opportunities Fund Class I 3 Years	Prospectus #1 Calvert International Opportunities Fund Class I 5 Years	Prospectus #1 Calvert International Opportunities Fund Class I 10 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 1 Year	Prospectus #1 Calvert International Opportunities Fund Class R6 3 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 5 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class A 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class C 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class I 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 10 Years
USD ($)	591	880	1,190	2,068	97	348	618	1,390	595	856	1,136	1,934	302	631	1,085	2,153	101	322	560	1,245	94	298	518	1,153	586	832	1,098	1,855	292	606	1,047	2,076	91	297	520	1,161	87	284	498	1,114	602	870	1,159	1,979	309	646	1,108	2,197	108	337	585	1,294	99	309	536	1,190	590	840	1,110	1,879	296	617	1,063	2,106	95	305	532	1,186